Equity (Details) - Schedule of Warrant Activities	12 Months Ended
Sep. 30, 2023 $ / shares shares
Schedule of Warrant Activities [Abstract]
Ordinary shares number Outstanding, Warrants Outstanding as opening balance (in Shares) | shares	2,012,819
Weighted Average Exercise Price, Warrants Outstanding as opening balance	$ 4.81
Contractual Life in Year, Warrants Outstanding as opening balance	8 months 1 day
Intrinsic Value, Warrants Outstanding as opening balance
Ordinary shares number Outstanding, Warrants Exercisable as opening balance (in Shares) | shares	2,012,819
Weighted Average Exercise Price, Warrants Exercisable as opening balance	$ 4.81
Contractual Life in Year, Warrants Exercisable as opening balance	8 months 1 day
Intrinsic Value, Warrants Exercisable as opening balance
Ordinary shares number Outstanding, Warrants granted (in Shares) | shares	43,992,500
Weighted Average Exercise Price, Warrants granted	$ 1.15
Contractual Life in Year, Warrants granted	2 years 5 months 8 days
Intrinsic Value, Warrants granted
Ordinary shares number Outstanding, Warrants exercises (in Shares) | shares	(37,887,959)
Weighted Average Exercise Price, Warrants exercises	$ 1.32
Contractual Life in Year, Warrants exercises
Intrinsic Value, Warrants exercises
Ordinary shares number Outstanding, Warrants expired (in Shares) | shares	(217,948)
Weighted Average Exercise Price, Warrants expired	$ 5.85
Contractual Life in Year, Warrants expired
Intrinsic Value, Warrants expired
Ordinary shares number Outstanding, Warrants Outstanding as opening balance (in Shares) | shares	7,899,412
Weighted Average Exercise Price, Warrants Outstanding as opening balance	$ 1.13
Contractual Life in Year, Warrants Outstanding as opening balance	2 years 11 months 12 days
Intrinsic Value, Warrants Outstanding as opening balance
Ordinary shares number Outstanding, Warrants Exercisable as opening balance (in Shares) | shares	7,899,412
Weighted Average Exercise Price, Warrants Exercisable as opening balance	$ 1.13
Contractual Life in Year, Warrants Exercisable as opening balance	2 years 11 months 12 days
Intrinsic Value, Warrants Exercisable as opening balance